(ICON)

Prudential
Jennison
Growth
Fund

ANNUAL
REPORT
Sept. 30, 1996

(LOGO)

Prudential Jennison Growth Fund
A Series of the Prudential Jennison Series Fund, Inc.


Performance At A Glance.
While U.S. stock indexes pushed on to record highs during the past 11 months, not all stocks participated. In fact, many stocks, particularly technology stocks, fluctuated sharply last winter and again this summer. The Prudential
Jennison Growth Fund's significant technology holdings got caught in these market downturns, and as a result the Fund substantially lagged the performance of the average growth fund, as measured by Lipper Analytical Services. The Fund holds about one-third of its assets in the technology sector, nearly three times as much as the market (as measured by the S&P 500) as a whole.

Cumulative Total Returns1
As of 9/30/96
                                          Since
                                        Inception2
                     Class A              9.70%
                     Class B              8.90
                     Class C              8.90
                     Class Z              6.40
      Lipper Growth Fund Avg3             15.7

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper
Analytical Services. The
cumulative total returns do not take into account sales charges. No average annual total returns are shown because the Fund has been in operation for less than one year. The Fund charges a maximum front-end sales load of 5% for Class
A shares and a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%,
2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares on a quarterly basis, after approximately seven years. Class Z shares are not subject to a sales charge or a distribution fee.

2Inception dates: 11/2/95 for Class A, Class B and Class C shares; 4/15/96 for
Class Z shares.

3Lipper average returns are for 649 funds since inception of the Class A, Class
B and Class C shares on 11/2/95.
4On September 20, 1996, the assets and liabilities of The
Prudential
Institutional Fund -- Growth Stock Fund (Growth Stock Fund) were transferred to the Prudential Jennison Growth Fund in exchange solely for Class Z shares of the Fund. The investment objective and policies of the Growth Stock Fund were substantially similar to those of the Prudential Jennison Growth Fund and both funds had the same investment adviser. Accordingly, we are showing the Growth
Stock Fund's performance since commencement of investment operations (November
5, 1992) through September 20, 1996, for your information. Past performance of the Growth Stock Fund is not indicative of future results of the Fund.


           Growth Stock Fund Cumulative and Average Annual
Total Returns
All Data As Of 9/20/96             10/1/95
10/1/93
                                 to 9/20/96            to
9/20/96          Since Inception
                               Cum*        Avg*      Cum*
Avg*        Cum*      Avg*
  Growth Stock Fund            12.0%      12.3%      50.7%
14.8%      82.6%      16.8%
  Lipper Growth Fund Avg**     13.9        N/A       50.2
N/A       71.4        N/A

* Source: Prudential Retirement Services and Lipper
Analytical Services.  The
Growth Stock Fund did not charge a sales load.
**Lipper average returns are for 623 funds for one year, 400 funds for three years and 307 funds since inception of the Growth Stock
Fund (November 5,
1992).

     How Investments Compared.
         (As of 9/30/96)

               (CHART)


Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.
General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns historically have been lower than those of stock funds.
General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.
Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but historically their returns have been generally among the lowest of the major investment categories.

David Poiesz, Fund Manager
Peter Reinemann, Associate Fund Manager

Portfolio
Managers'                    (PICTURE)
(PICTURE)
Report

The Prudential Jennison Growth Fund invests primarily in stocks of medium and large companies (those with a total market value of at least $1 billion) with above-average growth prospects. The Fund may also invest in stocks of foreign companies, investment grade bonds, and securities issued or backed by the U.S.
government and its agencies, such as mortgage backed securities. There can be no assurance that the Fund will reach its investment objective.

Overview.
There are two major schools of investing: growth, where accelerating revenues and profits are more important than low stock prices, and value, where buying a company's stock at a low price is more important. We're growth investors, and we're pleased to report that growth has performed better than value in 1995 and this year, as measured by Lipper Analytical Services.

Strategy Session.

We look for companies with above-average returns on equity and assets, growth in sales and/or earnings, or other fundamental strengths. When researching a company, we carefully examine the quality of its management and new products.
We especially like companies whose products or services fill a unique need.

Companies that met our requirements during the past 11 months included Boeing,
SmithKline Beecham and Pfizer. Boeing, a market leader in commercial aircraft production, benefited from a rebounding airline industry.
SmithKline and Pfizer,
two pharmaceutical companies, profited from higher demand for their drugs from
Health Maintenance Organizations, which continue to reshape the healthcare industry. All three companies were among our top performers.

From its inception, the Fund has invested substantially in technology, which includes many of the fastest growing companies today.
However, reward does not
come without risk. Investors must carefully weigh the prospects of high returns against the possibility of disappointments.

We must confess that technology shares have tried our patience during the past 11 months. They've twice declined significantly only to surge late this summer. But we firmly believe that if we are going to invest in growth, we have to remain long-term investors in technology. This sector holds some of the fastest growing companies in the world -- household names like Microsoft and
Intel, with long track records of superior financial performance through technological innovation. This is clearly where the growth is. Unfortunately, growth does not always follow a straight line.

     Portfolio Breakdown.
Expressed as a percentage of
total investments as of 9/30/96.

            (CHART)

What Went Well.
Growth Stocks Ruled.
Many of the growth stocks we invested in make products that are household names, including
- NIKE: This stock rose 47% over the last six months, as revenues of this maker of athletic shoes and sport apparel climbed dramatically.
-  Gillette and Duracell Int'l.: These stocks rose 49% and
22%, respectively,
over the past 11 months, as the maker of personal care products agreed in
September to acquire the battery producer.
- Coca-Cola: It rose 39% during the time we held it. When the risks of holding it outweighed the likelihood of higher profits, we decided to sell.

Technology Was Hot. . .
Technology stocks have been some of the strongest performers in the market in recent years. These stocks led all other sectors in 1995 and again this year through September 30. This is what they have done for us:
- Computer Associates Int'l.: This computer software company stock rose 61% over the past 11 months.
- Cisco Systems: This leading networking company stock, which designs systems to link computers, rose 53% in the past 11 months.
- Dell Computer: This mail-order computer manufacturer stock rose 60% during the time we held it.

Five Largest Holdings.
3.8%  Intel
      Electronic Components
2.9%  Boeing
      Aerospace/Defense
2.9%  Cisco Systems
      Networking
2.7%  Computer Associates Int'l.
      EDP Software & Svcs.
2.6%  3Com
      Networking
Expressed as a percentage of total net assets as of 9/30/96.

And Not So Well.
Sometimes, Too Hot.
While technology stocks offer the highest rewards in the marketplace, they also can pose significant risks. During 1995's fourth quarter, some semiconductor stocks lost all of their 1995 gains as concerns of a supply glut and falling prices rattled investors. Until July, we thought we had overcome the setbacks we sustained in late 1995. Technology stocks had generally risen 20% to 30% above their lowest prices. Then technology stocks dropped by more than 15% in
July from their earlier 1996 gains before recovering.

Amid all this turbulence, some of our holdings did not perform as well as we had hoped. Most of these were semiconductor industry stocks:
- LSI Logic: The stock of this leading supplier of high performance semiconductors fell by 50% over the last 11 months as demand for its products fell.
- KLA Instruments: The stock price of this maker of semiconductor manufacturing equipment was off 48% over the past year as manufacturers delayed plans to step up capacity.
- Intuit: The stock price of this maker of financial software, including the popular Quicken, fell by 62% over the last 11 months, as a result of sluggish growth and startup costs for bill payment systems.

Looking Ahead.
Most major stock indexes have continued to set all-time highs this year. This bull market is now more than five years old. It can continue to run if interest rates and inflation remain stable and the economy continues to grow at a moderate pace. But one question remains: can corporate earnings continue to grow as fast as they have? We're more cautious than we were earlier in the year, and are being more selective. But given the right economic conditions, we believe stocks can continue to go higher.

President's Letter
November 1, 1996

(PICTURE)

Dear Shareholder:
Last year, U.S. stocks and bonds generally posted extraordinary returns.
Investors celebrated this performance by putting record amounts of new money into mutual funds in the first few months of 1996.
According to figures
released by the Investment Company Institute, a mutual fund industry trade group, new investments in mutual funds reached an all-time monthly high of $33 billion in January of 1996. An additional $66 billion was invested in the following three months, although this rapid inflow subsided somewhat in late spring.
While we are pleased that mutual funds are attracting new investors, we're concerned that some of them may be "buying last year's returns." Few expect
1995's virtual non-stop returns from the stock and bond markets. In fact,
1996's markets have been volatile so far (stock and bond prices go down just as they go up). There's no better time than now to be talking with your
Financial Advisor or Registered Representative. She or he can help you determine reasonable expectations about both the potential performance and risks associated with your investments.

Changes at Prudential.
There have been some important changes recently at Prudential that were made with you in mind. Prudential Mutual Funds has moved under the umbrella of
Prudential's newly created "Prudential Investments." This group manages and administers nearly $190 billion in client assets and provides mutual funds annuities, defined benefit and defined contribution plans to our individual and institutional investors. We plan to improve the range and quality of investment products and services that we can provide you by better leveraging
Prudential's strengths. There will, however, be no change in the service you receive from your Financial Advisor, Registered Representative or our Customer
Service unit.
We're excited about our future and hope that you are, too. Thank you for your continued support and confidence in Prudential Mutual Funds.

Sincerely,


Richard A. Redeker
President

Portfolio of Investments
as of September 30, 1996     PRUDENTIAL JENNISON GROWTH FUND
------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--99.1%
COMMON STOCKS--99.1%
------------------------------------------------------------
Aerospace/Defense--2.9%
 215,900     Boeing Co.                            $
20,402,550
------------------------------------------------------------
Airlines--1.5%
 144,300     Delta Airlines, Inc.
10,389,600
------------------------------------------------------------
Apparel--1.4%
  78,700     NIKE, Inc., Class B
9,562,050
------------------------------------------------------------
Banks & Financial Services--1.6%
 135,200     Chase Manhattan Corp.
10,832,900
------------------------------------------------------------
Beverages--1.2%
 285,300     PepsiCo, Inc.
8,059,725
------------------------------------------------------------
Biotechnology--0.6%
 219,232     Chiron Corp. (a)
4,165,408
------------------------------------------------------------
Business Services--8.8%
 323,250     CUC International, Inc. (a)
12,889,594
 377,600     Eagle River Interactive, Inc. (a)
3,870,400
 127,033     First Data Corp.
10,369,068
 235,000     Manpower, Inc.
7,813,750
 263,600     Omnicom Group
12,323,300
 199,000     Reuters Holdings PLC (ADR) (United
                Kingdom)
13,780,750
                                                   ---------
---

61,046,862
------------------------------------------------------------
Cellular Communications--0.9%
 186,800     Vodafone Group PLC (ADR) (United
                Kingdom)
6,374,550
------------------------------------------------------------
Computer Systems/Peripherals--4.8%
 119,300     Dell Computer Corp. (a)
9,275,575
 311,000     Hewlett-Packard Co.                   $
15,161,250
 160,000     Seagate Technology, Inc. (a)
8,940,000
                                                   ---------
---

33,376,825
------------------------------------------------------------
EDP Software & Services--11.0%
 245,600     America Online, Inc. (a)
8,749,500
 315,325     Computer Associates International,
                Inc.
18,840,669
 162,200     Electronic Data Systems Corp.,
                (New)
9,955,025
 199,700     Intuit, Inc. (a)
6,290,550
 290,400     Macromedia, Inc. (a)
6,025,800
 127,800     Microsoft Corp. (a)
16,853,625
 174,400     SAP AG (ADR) (Germany)
9,897,200
                                                   ---------
---

76,612,369
------------------------------------------------------------
Electrical Equipment--1.3%
 256,700     Picturetel Corp. (a)
9,048,675
------------------------------------------------------------
Financial Companies--0.5%
  96,500     Federal National Mortgage Assn.
3,365,438
------------------------------------------------------------
Health Care Services--3.4%
 267,900     Healthsouth Corp. (a)
10,280,663
 345,200     PhyCor, Inc. (a)
13,139,175
                                                   ---------
---

23,419,838
------------------------------------------------------------
Household & Personal Care Products--4.2%
 245,400     Gillette Co.
17,699,475
 126,100     Kimberly-Clark Corp.
11,112,563
                                                   ---------
---

28,812,038
------------------------------------------------------------
Hotels--2.0%
 497,200     Hilton Hotels Corp.
14,108,050

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----


Portfolio of Investments
as of September 30, 1996     PRUDENTIAL JENNISON GROWTH FUND
------------------------------------------------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Industrial Technology/Instruments--2.1%
 204,100     KLA Instruments Corp. (a)             $
4,592,250
 220,200     Symbol Technologies, Inc. (a)
10,129,200
                                                   ---------
---

14,721,450
------------------------------------------------------------
Insurance--5.0%
  80,600     CIGNA Corp.
9,661,925
 181,900     MGIC Investment Corp.
12,255,512
 260,432     Mutual Risk Management, Ltd.
7,552,528
  84,500     UNUM Corp.
5,418,563
                                                   ---------
---

34,888,528
------------------------------------------------------------
Machinery--1.0%
 187,000     Harnischfeger Industries, Inc.
7,059,250
------------------------------------------------------------
Media--4.8%
 118,000     Clear Channel Communications, Inc.
                (a)
10,443,000
 252,200     Disney (Walt) Co.
15,983,175
 219,350     Infinity Broadcasting Corp., Class
                A (a)
6,909,525
                                                   ---------
---

33,335,700
------------------------------------------------------------
Networking--6.8%
 301,800     3Com Corp. (a)
18,126,862
 130,300     Ascend Communications, Inc. (a)
8,616,088
 327,600     Cisco Systems, Inc. (a)
20,331,675
                                                   ---------
---

47,074,625
------------------------------------------------------------
Oil Services--1.3%
 111,700     Schlumberger, Ltd.
9,438,650
------------------------------------------------------------
Pharmaceuticals--10.0%
 101,400     Astra AB (Sweden)
4,285,261
  82,600     Astra AB Class A (ADR) (Sweden)
3,484,688
  80,800     Ciba-Geigy AG (ADR) (Switzerland)
5,140,900
   4,190     Ciba-Geigy AG (Switzerland)
5,358,176
 252,100     Johnson & Johnson Co.
12,920,125
 162,900     Lilly (Eli) & Co.
10,507,050
 181,200     Pfizer, Inc.                          $
14,337,450
 220,500     SmithKline Beecham PLC (ADR)
                (United Kingdom)
13,422,937
                                                   ---------
---

69,456,587
------------------------------------------------------------
Publishing--1.5%
 144,000     Scholastic Corp. (a)
10,440,000
------------------------------------------------------------
Restaurants--1.1%
 249,000     Lone Star Steakhouse & Saloon, Inc.
                (a)
7,578,938
------------------------------------------------------------
Retail--9.2%
 373,700     AutoZone, Inc. (a)
10,837,300
 267,200     Corporate Express, Inc.
10,387,400
 182,500     Gap, Inc.
5,269,687
 245,633     Home Depot, Inc.
13,970,377
 278,400     Kohl's Corp.
10,022,400
 163,400     Saks Holdings, Inc.
5,719,000
 482,400     Sunglass Hut Int'l., Inc. (a)
7,688,250
                                                   ---------
---

63,894,414
------------------------------------------------------------
Electronic Components--5.4%
 279,800     Intel Corp.
26,703,412
 223,700     International Rectifier Corp. (a)
3,103,838
 341,600     LSI Logic Corp.(a)
7,942,200
                                                   ---------
---

37,749,450
------------------------------------------------------------
Telecommunications Equipment--4.5%
 355,900     Ericsson (L.M.) Telephone Co., Inc.
                (ADR) (Sweden)
9,030,962
 216,800     Nokia Corp. (ADR) (Finland)
9,593,400
 178,400     Tellabs, Inc.(a)
12,599,500
                                                   ---------
---

31,223,862
------------------------------------------------------------
Telephones--0.3%
  76,800     MCI Communications Corp.
1,968,000
                                                   ---------
---
             Total long-term investments
                (cost $579,362,421)
688,406,332

------------------------------------------------------------
--------------------
-----4                                       See Notes to
Financial Statements.


PRUDENTIAL JENNISON GROWTH FUND
Portfolio of Investments as of September 30, 1996
------------------------------------------------------------

              Principal
Moody's       Amount
Rating        (000)       Description                 Value
(Note 1)
------------------------------------------------------------
SHORT-TERM INVESTMENTS--1.0%
Commercial Paper--1.0%
P1            $   6,602    Ford Motor Credit Co.,
                            5.36%, 10/1/96
                            (cost $6,602,000)          $
6,602,000
U.S. Government Security
                           United States Treasury
                            Bill
                    135    5.14%, 12/26/96
                            (cost $133,342)
133,342
                                                       -----
-------
                           Total short-term
                            investments
                            (cost $6,735,342)
6,735,342
                                                       -----
-------
------------------------------------------------------------
Total Investments--100.1%
                           (cost $586,097,763; Note
                            4)
695,141,674
                           Liabilities in excess
                            of other assets--(0.1%)
(464,318)
                                                       -----
-------
                           Net Assets--100%
$694,677,356
                                                       -----
-------
                                                       -----
-------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

Statement of Assets and Liabilities              PRUDENTIAL
JENNISON GROWTH FUND
------------------------------------------------------------
--------------------

Assets
September 30, 1996
Investments, at value (cost
$586,097,763)...............................................
 ................         $695,141,674
Cash........................................................
 ............................................
453,117
Receivable for investments
sold........................................................
 .................            5,671,677
Receivable for Fund shares
sold........................................................
 .................            3,372,066
Dividends and interest
receivable..................................................
 .....................              370,243
Deferred expenses and other
assets......................................................
 ................              187,623

------------------
   Total
assets......................................................
 ...................................          705,196,400

------------------
Liabilities
Payable for investments
purchased...................................................
 ....................            6,147,013
Payable for Fund shares
reacquired..................................................
 ....................            3,222,198
Accrued expenses and other
liabilities.................................................
 .................              592,921
Management fee
payable.....................................................
 .............................              346,672
Distribution fees
payable.....................................................
 ..........................              210,240

------------------
   Total
liabilities.................................................
 ...................................           10,519,044

------------------
Net
Assets......................................................
 ........................................
$694,677,356

------------------

------------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ........................         $     63,469
   Paid-in capital in excess of
par.........................................................
 ............          594,746,508

------------------

594,809,977
   Accumulated net realized loss on
investments.................................................
 ........           (9,176,492)
   Net unrealized appreciation on
investments.................................................
 ..........          109,043,871

------------------
Net assets, September 30,
1996........................................................
 ..................         $694,677,356

------------------

------------------
Class A:
   Net asset value and redemption price per share
      ($85,439,568 / 7,790,185 shares of common stock issued
and outstanding)...........................
$10.97
   Maximum sales charge (5.0% of offering
price)......................................................
 ..                   .58

------------------
   Maximum offering price to
public......................................................
 ...............                $11.55

------------------

------------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($231,541,269 / 21,258,423 shares of common stock
issued and outstanding).........................
$10.89

------------------

------------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($15,280,552 / 1,402,944 shares of common stock issued
and outstanding............................
$10.89

------------------

------------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($362,415,967 / 33,017,749 shares of common stock
issued and outstanding..........................
$10.98

------------------

------------------

------------------------------------------------------------
--------------------
-----6                                       See Notes to
Financial Statements.

PRUDENTIAL JENNISON GROWTH FUND
JENNISON GROWTH FUND
Statement of Operations
------------------------------------------------------------

                                          November 2,
1995(a)
                                                Through
Net Investment Income                     September 30, 1996
Income
   Dividends (net of foreign
      witholding taxes of $54,311)....       $   1,662,651
   Interest...........................             480,129
                                         -------------------
--
      Total income....................           2,142,780
                                         -------------------
--
Expenses
   Distribution fee--Class A..........             161,221
   Distribution fee--Class B..........           1,482,118
   Distribution fee--Class C..........             114,523
   Management fee.....................           1,418,805
   Transfer agent's fees and
      expenses........................             377,000
   Registration fees..................             245,000
   Reports to shareholders............             140,000
   Custodian's fees and expenses......             112,000
   Amortization of deferred
      organization expense............              44,589
   Legal fees and expenses............              42,000
   Audit fees and expenses............              25,000
   Directors' fees....................              22,500
   Miscellaneous......................               4,861
                                         -------------------
--
      Total expenses..................           4,189,617
                                         -------------------
--
Net investment loss...................          (2,046,837)
                                         -------------------
--
Realized and Unrealized Gain (Loss)
on Investments
Net realized loss on investment
   transactions.......................          (9,176,492)
Net unrealized appreciation of
   investments........................          36,196,257
                                         -------------------
--
Net gain on investments...............          27,019,765
                                         -------------------
--
Net Increase in Net Assets Resulting
from Operations.......................       $  24,972,928
                                         -------------------
--
                                         -------------------
--
---------------

(a) Commencement of investment operations.


PRUDENTIAL JENNISON GROWTH FUND
JENNISON GROWTH FUND
Statement of Changes in Net Assets
------------------------------------------------------------

                                          November 2,
1995(a)
Increase (Decrease)                             Through
in Net Assets                             September 30, 1996
Operations
   Net investment loss................       $  (2,046,837)
   Net realized loss on investment
      transactions....................          (9,176,492)
   Net unrealized appreciation on
      investments.....................          36,196,257
                                         -------------------
--
   Net increase in net assets
      resulting from operations.......          24,972,928
                                         -------------------
--
Fund share transactions (net of share
   conversion) (Note 5)
   Net proceeds from shares sold......         819,026,956
   Cost of shares reacquired..........        (149,422,528)
                                         -------------------
--
   Net increase in net assets from
      Fund share transactions.........         669,604,428
                                         -------------------
--
Total increase........................         694,577,356
Net Assets
Beginning of period...................             100,000
                                         -------------------
--
End of period.........................       $ 694,677,356
                                         -------------------
--
                                         -------------------
--

---------------
(a) Commencement of investment operations.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
7 -----

Notes to Financial Statements                   PRUDENTIAL
JENNISON GROWTH FUND
------------------------------------------------------------
--------------------
Prudential Jennison Growth Fund (the ``Series'') is a separately managed series of Prudential Jennison Series Fund, Inc., formerly Prudential Jennison Fund,
Inc. (the ``Fund''). The Fund was incorporated in Maryland on August 10, 1995 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Series had no significant operations other than the issuance of 3,334 shares of Class A and 3,333 shares of each
Class B and Class C common stock for $100,000 on September
13, 1995 to
Prudential Mutual Fund Management LLC. (``PMF''). Investment operations commenced on November 2, 1995.

The Series' investment objective is to achieve long-term
growth of capital by
investing primarily in equity securities (common stock,
preferred stock and
securities convertible into common stock) of established
companies with
above-average growth prospects.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the
Series in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sales price on the day of valuation, or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such day as provided by a pricing service. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued by an independent pricing service. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the average of the most recently quoted bid and asked prices provided by a principle market maker or dealer. Options on securities and indices traded on an exchange are valued at the average of the most recently quoted bid and asked prices provided by the respective exchange.
Futures contracts and options thereon are valued at the last sales price as of the close of business of the exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

All securities are valued as of 4:15 p.m., New York time.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (loss), other than distribution fees, and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually and to make distributions of any net capital gains at least annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Reclassification of Capital Accounts: The Series accounts and reports for distributions to shareholders in accordance with the American Institute of
Certified Public Accountants' Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies.
During the period ended
September 30, 1996, the Series reclassified current net operating losses by decreasing accumulated net investment loss and decreasing paid-in capital by
$2,046,837. Net investment income, net realized gains, and net assets were not affected by this change.

Taxes: It is the Series' policy to meet the requirements of the Internal Revenue
Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

Deferred Organization Expenses: Approximately $250,000 of
expenses were incurred
in connection with the organization of the Fund. These costs have been deferred
and are being amortized ratably over a period of sixty
months from the date the
Series commenced investment operations.
------------------------------------------------------------
--------------------
-----8

Notes to Financial Statements                   PRUDENTIAL
JENNISON GROWTH FUND
------------------------------------------------------------
--------------------
Note 2. Agreements

The Fund has a management agreement with PMF. Pursuant to a subadvisory agreement between PMF and Jennison Associates Capital Corp.
(``Jennison''),
Jennison furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, Jennison, subject to the supervision of PMF, is responsible for managing the assets of the Series in accordance with its investment objectives, and policies.

The management fee paid PMF will be computed daily and payable monthly, at an annual rate of .60 of 1% of the average daily net assets of the Series. PMF pays
Jennison a subadvisory fee at an annual rate of .30 of 1% of the average daily net assets of the Series up to and including $300 million and .25 of 1% of such assets in excess of $300 million. PMF also pays the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The Fund has a distribution agreement with Prudential
Securities Incorporated
(``PSI''), which acts as the distributor of the Class A, Class B and Class C shares, pursuant to plans of distribution, (the ``Class A, B and C Plans'') regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B and C Plans, the Fund compensates PSI for distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C shares, respectively.
With respect to the Class A Plan, PSI has agreed to limit its distribution-related costs to .25 of 1% of average daily net assets for the fiscal year ended September 30, 1996. With respect to the Class B and Class C
Plans, the Fund compensates PSI for its distribution-related costs at an annual rate of 1% of the average daily net assets.

PSI has advised the Series that it has received approximately $909,000 in front-end sales charges resulting from sales of Class A shares during the period ended September 30, 1996. From these fees, PSI paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PSI has advised the Series that for the period ended
September 30, 1996, it
received approximately $350,000 and $10,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

PMF, Jennison and PSI are wholly-owned subsidiaries of The
Prudential Insurance
Company of America.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-
owned subsidiary of
PMF, serves as the Fund's transfer agent. During the period
ended September 30,
1996, the Fund incurred fees of approximately $312,000 for
the services of PMFS.
As of September 30, 1996, approximately $41,000 of such fees were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the period ended September 30, 1996 were $441,740,023 and $121,903,591, respectively.

The federal income tax cost basis of the Fund's investments at September 30,
1996, was $589,584,288 and, accordingly, net unrealized appreciation of investments for federal income tax purposes was $105,557,386 (gross unrealized appreciation-$127,649,114; gross unrealized depreciation-- $22,091,728).

The Fund will elect to treat net capital losses of
approximately $6,706,000
incurred in the eleven month period ended September 30, 1996 as having been
incurred in the following year.
------------------------------------------------------------
Note 5. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to
Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Effective April
15, 1996 the Fund commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered for sale to specific categories of investors.

There are 2.5 billion shares of $.001 par value common stock authorized which
are divided into four classes, designated Class A, Class B,
Class C and Class Z,
each of which consists of 1 billion, 500 million, 500
million and 500 million
authorized shares, respectively.
------------------------------------------------------------
--------------------

9 -----

Notes to Financial Statements                   PRUDENTIAL
JENNISON GROWTH FUND
------------------------------------------------------------
--------------------
Transactions in shares of common stock for the period
November 2, 1995
(commencement of investment operations) through September
30, 1996 were as
follows:

Class A                                Shares         Amount
-----------------------------------  -----------   ---------
----
Shares sold........................   18,039,463   $
185,913,237
Shares reacquired..................  (10,367,758)
(108,741,785)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................    7,671,705
77,171,452
Shares issued upon conversion from
  Class B..........................      115,146
1,214,220
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    7,786,851   $
78,385,672
                                     -----------   ---------
----
                                     -----------   ---------
----
Class B
-----------------------------------
Shares sold........................   23,516,319   $
240,060,319
Shares reacquired..................   (2,146,698)
(22,165,141)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................   21,369,621
217,895,178
Shares reacquired upon conversion
  into Class A.....................     (114,531)
(1,214,220)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................   21,255,090   $
216,680,958
                                     -----------   ---------
----
                                     -----------   ---------
----
Class C
-----------------------------------
Shares sold........................    1,610,012   $
16,355,793
Shares reacquired..................     (210,401)
(2,163,259)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    1,399,611   $
14,192,534
                                     -----------   ---------
----
                                     -----------   ---------
----
Class Z
-----------------------------------
April 15, 1996(a) through
  September 30, 1996
Shares sold........................    2,971,624   $
32,570,435
Shares issued due to merger (Note
  6)...............................   31,510,396
344,127,172
Shares reacquired..................   (1,464,271)
(16,352,343)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................   33,017,749   $
360,345,264
                                     -----------   ---------
----
                                     -----------   ---------
----

(a) Commencement of offering of Class Z shares.

Of the shares outstanding at September 30, 1996, PMF and
affiliates owned
5,633,139 shares of the Fund.
------------------------------------------------------------
Note 6. Acquisition of The Prudential Institutional Fund--
Growth Stock Fund

On September 20, 1996, the Fund acquired all of the net
assets of The Prudential
Institutional Fund--Growth Stock Fund (``Growth Stock
Fund'') in exchange for
Class Z shares of the Fund pursuant to a plan of
reorganization approved by
Growth Stock Fund shareholders on September 6, 1996. The
acquisition was
accomplished by a tax-free exchange of 31,510,396 Class Z
shares of the Fund
(valued at $344,127,172 in the aggregate) for 19,673,729
shares of Growth Stock
Fund outstanding on September 20, 1996. The aggregate net
assets of the Fund and
Growth Stock immediately before the acquisition were
$347,516,537 and
$344,127,172 (including $72,847,614 of net unrealized
appreciation for the
Growth Stock Fund), respectively, thereby resulting in
combined net assets of
$691,643,709 immediately after the reorganization.
------------------------------------------------------------
--------------------
-----10

Financial Highlights                            PRUDENTIAL
JENNISON GROWTH FUND
------------------------------------------------------------
--------------------

Class A             Class B             Class C

-------------       -------------       -------------

November 2,         November 2,         November 2,

1995(a)             1995(a)             1995(a)

Through             Through             Through

September 30,       September 30,       September 30,

1996(d)             1996(d)             1996(d)

-------------       -------------       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
period...............................        $ 10.00
$   10.00            $ 10.00

------                                  ------

-------------
Income from investment operations
Net investment
loss................................................
(.03)                (.10)              (.10)
Net realized and unrealized gain on investment
transactions........           1.00                  .99
 .99

------                                  ------

-------------
   Total from investment
operations................................            .97
 .89                .89

------                                  ------

-------------
Net asset value, end of
period.....................................        $ 10.97
$   10.89            $ 10.89

------                                  ------

------                                  ------

-------------

-------------
TOTAL
RETURN(c)...................................................
 .           9.70%                8.90%              8.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(000)....................................        $85,440
$ 231,541            $15,281
Average net assets
(000)...........................................
$70,667            $ 162,412            $12,550
Ratios to average net assets(b):
   Expenses, including distribution
fees...........................           1.23%
1.98%              1.98%
   Expenses, excluding distribution
fees...........................            .98%
 .98%               .98%
   Net investment
loss.............................................
(.37)%              (1.12)%            (1.12)%
Portfolio turnover
rate............................................
42%                  42%                42%
Average commission rate paid per
share.............................        $ .0611
$   .0611            $ .0611


Class Z

-------------

April 15,

1996(a)

Through

September 30,

1996(d)

-------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
period...............................    $   10.32

-------------
Income from investment operations
Net investment
loss................................................
(.02)
Net realized and unrealized gain on investment
transactions........          .68

-------------
   Total from investment
operations................................          .66

-------------
Net asset value, end of
period.....................................    $   10.98

-------------

-------------
TOTAL
RETURN(c)...................................................
 .         6.40%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(000)....................................    $ 362,416
Average net assets
(000)...........................................    $
26,829
Ratios to average net assets(b):
   Expenses, including distribution
fees...........................          .98%
   Expenses, excluding distribution
fees...........................          .98%
   Net investment
loss.............................................
(.12)%
Portfolio turnover
rate............................................
42%
Average commission rate paid per
share.............................    $   .0611

---------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(d) Calculated based upon weighted average shares
outstanding during the period.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
11 -----

Independent Auditors' Report                     PRUDENTIAL
JENNISON GROWTH FUND
------------------------------------------------------------
--------------------
The Shareholders and Board of Directors
Prudential Jennison Growth Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prudential Jennison Growth
Fund as of September
30, 1996, the related statements of operations and of changes in net assets, and the financial highlights for the period November 2, 1995
(commencement of
investment operations) to September 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Prudential Jennison
Growth Fund as of September 30, 1996, the results of its operations, the changes in its net assets and its financial highlights for the respective stated period, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
New York, New York
November 4, 1996
------------------------------------------------------------
--------------------
-----12

Comparing A $10,000 Investment.              // Prudential
Jennison Growth Fund
Prudential Jennison Growth Fund vs.          -- S&P 500
Index
the S&P 500 Index.

Past performance is not indicative of future results.
Investment return and
principal value will fluctuate so an investor's shares, when redeemed, will be worth more or less than their original cost.


(CHART)  CLASS A

(CHART)  CLASS B

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential Jennison
Growth Fund (Class A,
Class B, Class C and Class Z) with a similar investment in the S&P 500 Index
(the Index) by portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of this reporting period (Sept. 30), as measured on a quarterly basis, beginning in
1995 for Class A, Class B and Class C shares; and in 1996 for Class Z shares.
For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on Sept. 30, 1996; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph. Class Z shares are not subject to a sales charge or a distribution fee.


(CHART) CLASS C

(CHART) CLASS Z

The S&P 500 is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock
Exchange. The S&P 500 is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the
S&P 500 may differ substantially from the securities in the Fund. The S&P 500 is not the only index that may be used to characterize performance of stock funds and other indexes may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three 100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852 http:\\www.prudential.com

(LOGO)

Directors
Edward D. Beach
Delayne D. Gold
Robert F. Gunia
Donald D. Lennox
Douglas H. McCorkindale
Mendel A. Melzer
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Eugene S. Stark, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Ellyn C. Vogin, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street Newark, NJ  07102-4077

Investment Adviser
Jennison Associates Capital Corp.
466 Lexington Avenue
New York, NY  10017

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY  10281

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY  10022
The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74437E107                       MF168E
74437E206                       Cat. #42M154R
74437E305
74437E404